Consolidated Statement of Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 2,990,891	$ 2,687,708	$ 2,008,401
Energy purchases	(1,737,628)	(1,534,378)	(1,314,715)
Distribution margin	1,253,263	1,153,330	693,686
Transmission and distribution expenses	(572,685)	(634,244)	(614,262)
Gross profit	680,578	519,086	79,424
Selling expenses	(249,422)	(267,951)	(237,090)
Administrative expenses	(298,466)	(227,210)	(216,809)
Other operating income	65,620	77,810	72,577
Other operating expense	(55,214)	(46,372)	(41,219)
Income (Loss) from interest in joint ventures	43	(17)	(28)
Operating result	143,139	55,346	(343,145)
Agreement on the Regularization of Obligations	218,114		566,432
Financial income	1,801	1,611	1,052
Financial costs	(313,709)	(447,808)	(915,069)
Other financial results	(65,330)	(157,886)	(89,624)
Net financial costs	(377,238)	(604,083)	(1,003,641)
Monetary gain (RECPAM)	307,317	802,994	1,302,235
Income before taxes	291,332	254,257	521,881
Income tax	(52,096)	103,724	(270,113)
Income for the year	239,236	357,981	251,768
Other comprehensive income
Results related to benefit plans	1,760	4,600	(4,146)
Tax effect of actuarial profit (loss) on benefit plans	(616)	(1,609)	1,451
Total other comprehensive results	1,144	2,991	(2,695)
Comprehensive income for the year attributable to:
Owners of the parent	240,380	360,972	249,073
Comprehensive income for the year	$ 240,380	$ 360,972	$ 249,073
Income (Loss) per share (argentine pesos per share), Basic	$ 273.41	$ 409.12	$ 287.73
Income (Loss) per share (argentine pesos per share), Diluted	$ 273.41	$ 409.12	$ 287.73